Long-term debt and Finance Liability, details 1 (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Maturities of Long-term Debt [Abstract]
Year 1	$ 47,189
Year 2	158,108
Year 3	17,376
Year 4	165,576
Year 5	3,816
Year 6 and thereafter	18,126
Long-term Debt, Maturities, Total	$ 410,191